                                                           FILE NUMBER 028-00568


                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2001
                      If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of February, 2002.



                                       By: /s/ William M. Lane
                                           ------------------------------
                                           William M Lane, Vice President
                                           for Robert E. Torray & Co. Inc.

December 31, 2001                      Form 13F - Robert E. Torray & Co. Inc.

                Item 1               Item 2    Item 3        Item 4         Item 5                  Item 6               Item 7

                                     Title      CUSIP     Fair Market       Total                   Invest
                                                                                        -------------------------------
Name of Issuer                      of Class   Number        Value          Shares      (a)Sole   (b)Shared  (c)Other  Managers
--------------                      --------   ------        -----          ------      -------   ---------  --------  --------
A T & T Corporation                  common   001957109     49,568,221     2,732,537      X                              All
                                                            13,265,782       731,300      X                              All
Abbott Laboratories                  common   002824100    132,634,825     2,379,100      X                              All
                                                            34,481,375       618,500      X                              All
Agilent Technologies Inc.            common   00846U101     46,650,913     1,636,300      X                              All
                                                            13,830,201       485,100      X                              All
American Express Company             common   025816109     62,129,152     1,740,800      X                              All
                                                            18,341,091       513,900      X                              All
American Home Products Corporation   common   026609107     66,836,380     1,089,250      X                              All
                                                            15,297,048       249,300      X                              All
American International Group         common   026874107     73,397,360       924,400      X                              All
                                                            19,159,220       241,300      X                              All
Archer Daniels Midland Company       common   039483102     50,940,838     3,549,884      X                              All
                                                            14,391,846     1,002,916      X                              All
Automatic Data Processing Inc.       common   053015103     88,909,550     1,509,500      X                              All
                                                            23,159,480       393,200      X                              All
Bank of America Corporation          common   060505104     61,124,450       971,000      X                              All
                                                            19,621,515       311,700      X                              All
Bank One Corporation                 common   06423A103     82,925,448     2,123,571      X                              All
                                                            23,228,462       594,839      X                              All
Boston Scientific Corporation        common   101137107    127,384,956     5,281,300      X                              All
                                                            29,966,688     1,242,400      X                              All
Bristol-Myers Squibb Company         common   110122108     96,067,170     1,883,670      X                              All
                                                            23,592,600       462,600      X                              All
Clear Channel Communications         common   184502102    102,364,737     2,010,700      X                              All
                                                            26,681,931       524,100      X                              All
Compaq Computer Corporation          common   204493100     37,354,448     3,827,300      X                              All
                                                             8,314,544       851,900      X                              All
Disney (Walt) Company                common   254687106     66,384,808     3,203,900      X                              All
                                                            16,250,696       784,300      X                              All
Emerson Electric Company             common   291011104     48,783,385       854,350      X                              All
                                                            13,966,660       244,600      X                              All
Franklin Resources, Inc.             common   354613101     76,012,493     2,155,160      X                              All


Total                                                    3,498,731,655
           Item 1                                          Item 8

                                                       Voting Authority
                                           --------------------------------------
Name of Issuer                               (a) Sole     (b) Shared    (c)None
--------------                               --------     ----------    -------
A T & T Corporation                          2,732,537
                                                                         731,300
Abbott Laboratories                          2,379,100
                                                                         618,500
Agilent Technologies Inc.                    1,636,300
                                                                         485,100
American Express Company                     1,740,800
                                                                         513,900
American Home Products Corporation           1,089,250
                                                                         249,300
American International Group                   924,400
                                                                         241,300
Archer Daniels Midland Company               3,549,884
                                                                       1,002,916
Automatic Data Processing Inc.               1,509,500
                                                                         393,200
Bank of America Corporation                    971,000
                                                                         311,700
Bank One Corporation                         2,123,571
                                                                         594,839
Boston Scientific Corporation                5,281,300
                                                                       1,242,400
Bristol-Myers Squibb Company                 1,883,670
                                                                         462,600
Clear Channel Communications                 2,010,700
                                                                         524,100
Compaq Computer Corporation                  3,827,300
                                                                         851,900
Disney (Walt) Company                        3,203,900
                                                                         784,300
Emerson Electric Company                       854,350
                                                                         244,600
Franklin Resources, Inc.                     2,155,160

December 31, 2001                      Form 13F - Robert E. Torray & Co. Inc.

            Item 1                   Item 2    Item 3        Item 4         Item 5                  Item 6               Item 7

                                     Title      CUSIP     Fair Market       Total                   Invest
                                                                                        -------------------------------
Name of Issuer                      of Class   Number        Value          Shares      (a)Sole   (b)Shared  (c)Other  Managers
--------------                      --------   ------        -----          ------      -------   ---------  --------  --------
                                                            16,647,440       472,000      X                              All
Gannett Company Inc.                 common   364730101     67,835,070     1,009,000      X                              All
                                                            17,641,152       262,400      X                              All
Hughes Electronics Corporation       common   370442832     99,698,850     6,453,000      X                              All
                                                            25,035,180     1,620,400      X                              All
Gillette Company, The                common   375766102     71,305,660     2,134,900      X                              All
                                                            15,367,340       460,100      X                              All
Hewlett-Packard Company              common   428236103     72,097,454     3,510,100      X                              All
                                                            19,467,812       947,800      X                              All
Honeywell International Inc.         common   438516106     82,618,878     2,442,900      X                              All
                                                            20,457,718       604,900      X                              All
Illinois Tool Works                  common   452308109    142,895,972     2,110,100      X                              All
                                                            36,291,148       535,900      X                              All
I B M Corporation                    common   459200101     54,081,216       447,100      X                              All
                                                            12,942,720       107,000      X                              All
Interpublic Group of Companies       common   460690100    121,329,642     4,107,300      X                              All
                                                            30,071,720     1,018,000      X                              All
J.P. Morgan Chase & Company          common   46625H100     92,183,970     2,536,010      X                              All
                                                            21,309,099       586,220      X                              All
Johnson & Johnson                    common   478160104     98,230,110     1,662,100      X                              All
                                                            26,736,840       452,400      X                              All
Kimberly-Clark Corporation           common   494368103    117,498,030     1,964,850      X                              All
                                                            29,499,460       493,302      X                              All
Markel Corporation                   common   570535104     79,944,969       445,004      X                              All
                                                            13,844,907        77,066      X                              All
Merck & Company Inc.                 common   589331107     55,077,960       936,700      X                              All
                                                            14,441,280       245,600      X                              All
Procter & Gamble Company             common   742718109     96,253,732     1,216,400      X                              All
                                                            25,400,730       321,000      X                              All
Tribune Company                      common   896047107    106,742,874     2,851,800      X                              All
                                                            25,935,247       692,900      X                              All
United Technologies Corporation      common   913017109    116,004,387     1,794,900      X                              All
                                                            30,505,360       472,000      X                              All
Wachovia Corporation                 common   929903102     48,179,999     1,536,352      X                              All
                                                            12,139,456       387,100      X                              All

                                                         --------------
Total                                                    3,498,731,655
                                                         ==============

                Item 1                               Item 8

                                               Voting Authority
                                      --------------------------------------
Name of Issuer                          (a) Sole    (b) Shared      (c)None
--------------                          --------    ----------      -------
Gannett Company Inc.                    1,009,000
                                                                    262,400
Hughes Electronics Corporation          6,453,000
                                                                  1,620,400
Gillette Company, The                   2,134,900
                                                                    460,100
Hewlett-Packard Company                 3,510,100
                                                                    947,800
Honeywell International Inc.            2,442,900
                                                                    604,900
Illinois Tool Works                     2,110,100
                                                                    535,900
I B M Corporation                         447,100
                                                                    107,000
Interpublic Group of Companies          4,107,300
                                                                  1,018,000
J.P. Morgan Chase & Company             2,536,010
                                                                    586,220
Johnson & Johnson                       1,662,100
                                                                    452,400
Kimberly-Clark Corporation              1,964,850
                                                                    493,302
Markel Corporation                        445,004
                                                                     77,066
Merck & Company Inc.                      936,700
                                                                    245,600
Procter & Gamble Company                1,216,400
                                                                    321,000
Tribune Company                         2,851,800
                                                                    692,900
United Technologies Corporation         1,794,900
                                                                    472,000
Wachovia Corporation                    1,536,352
                                                                    387,100
